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                     MORGAN STANLEY GLOBAL DIVIDEND GROWTH SECURITIES
                              1221 Avenue of the Americas
                               New York, New York 10020


                                                       June 5, 2003


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549


Re:  Morgan Stanley Global Dividend Growth Securities
     File Number 33-59004


Dear Sir or Madam:

     On behalf of the Registrant, the undersigned certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Section 497(c) would not have differed from those contained in the text of the Registrant's most recent registration statement that was filed electronically via EDGAR with the Securities and Exchange Commission on May 30, 2003.

                                                      Very truly yours,
                                                  /s/ Joanne Doldo
                                                  ------------------------
                                                      Joanne Doldo
                                                      Assistant Secretary


cc: Larry Greene
    Barry Fink